Property and Equipment - Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 77,726.9	$ 828.4	₨ 73,661.4
Software and systems	110,626.3	1,179.0	91,890.4
Equipment and furniture	202,620.3	2,159.4	192,333.9
Property and equipment, at cost	390,973.5	4,166.8	357,885.7
Less: Accumulated depreciation	212,045.4	2,259.9	185,447.8
Property and equipment, net	₨ 178,928.1	$ 1,906.9	₨ 172,437.9